Tax expense/(benefit) - Discosure of significant components of deferred tax assets and liabilities and their changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	€ (4,332.0)
Deferred tax assets at beginning of period	2,052.0
Deferred tax liability (asset) at beginning of period	(2,280.0)
Deferred tax liabilities at end of period	(4,784.0)	€ (4,332.0)
Deferred tax assets at end of period	2,152.0	2,052.0
Deferred tax liability (asset) at end of period	(2,632.0)	(2,280.0)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(13,941.0)	(13,094.0)
Recognized in Consolidated Income Statement	78.0	(46.0)
Recognized in Equity	212.0	(315.0)
Transferred to Assets/(Liabilities) Held for Sale	(26.0)	0.0
Translation differences and Other	385.0	(486.0)
Deferred tax liabilities at end of period	(13,291.0)	(13,941.0)
Accelerated depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(2,775.0)	(2,662.0)
Recognized in Consolidated Income Statement	(315.0)	19.0
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(12.0)	(133.0)
Deferred tax liabilities at end of period	(3,102.0)	(2,775.0)
Capitalized development assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(4,296.0)	(4,313.0)
Recognized in Consolidated Income Statement	332.0	116.0
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	43.0	(99.0)
Deferred tax liabilities at end of period	(3,921.0)	(4,296.0)
Other Intangible assets and Intangible assets with indefinite useful lives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(3,964.0)	(3,733.0)
Recognized in Consolidated Income Statement	(12.0)	(44.0)
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	107.0	(187.0)
Deferred tax liabilities at end of period	(3,869.0)	(3,964.0)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(331.0)	(397.0)
Recognized in Consolidated Income Statement	29.0	82.0
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	26.0	(16.0)
Deferred tax liabilities at end of period	(276.0)	(331.0)
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(1,086.0)	(591.0)
Recognized in Consolidated Income Statement	(4.0)	0.0
Recognized in Equity	(23.0)	(477.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	35.0	(18.0)
Deferred tax liabilities at end of period	(1,078.0)	(1,086.0)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(1,488.0)	(1,398.0)
Recognized in Consolidated Income Statement	48.0	(219.0)
Recognized in Equity	235.0	162.0
Transferred to Assets/(Liabilities) Held for Sale	(26.0)	0.0
Translation differences and Other	186.0	(33.0)
Deferred tax liabilities at end of period	(1,045.0)	(1,488.0)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	11,868.0	11,969.0
Recognized in Consolidated Income Statement	979.0	583.0
Recognized in Equity	(146.0)	(38.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	13.0
Translation differences and Other	(237.0)	(457.0)
Deferred tax assets at end of period	11,272.0	11,868.0
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	4,852.0	4,510.0
Recognized in Consolidated Income Statement	304.0	(211.0)
Recognized in Equity	37.0	(1.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	10.0
Translation differences and Other	43.0	(140.0)
Deferred tax assets at end of period	4,468.0	4,852.0
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	2,183.0	2,325.0
Recognized in Consolidated Income Statement	208.0	342.0
Recognized in Equity	(6.0)	(12.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	28.0	(188.0)
Deferred tax assets at end of period	1,953.0	2,183.0
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	373.0	413.0
Recognized in Consolidated Income Statement	8.0	60.0
Recognized in Equity	(2.0)	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	31.0	(20.0)
Deferred tax assets at end of period	336.0	373.0
Impairment of tangible and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	1,269.0	1,590.0
Recognized in Consolidated Income Statement	376.0	319.0
Recognized in Equity	1.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	15.0	2.0
Deferred tax assets at end of period	877.0	1,269.0
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	375.0	250.0
Recognized in Consolidated Income Statement	(62.0)	(129.0)
Recognized in Equity	(5.0)	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	2.0
Translation differences and Other	(2.0)	2.0
Deferred tax assets at end of period	444.0	375.0
Allowances for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	58.0	115.0
Recognized in Consolidated Income Statement	(10.0)	66.0
Recognized in Equity	1.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	1.0
Translation differences and Other	8.0	(10.0)
Deferred tax assets at end of period	59.0	58.0
Provision for buy back
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	169.0	131.0
Recognized in Consolidated Income Statement	(1.0)	(42.0)
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	17.0	4.0
Deferred tax assets at end of period	153.0	169.0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	2,589.0	2,635.0
Recognized in Consolidated Income Statement	156.0	178.0
Recognized in Equity	(172.0)	(25.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(377.0)	(107.0)
Deferred tax assets at end of period	2,982.0	2,589.0
Unrecognized deferred tax assets on temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	3,183.0	3,462.0
Recognized in Consolidated Income Statement	311.0	466.0
Recognized in Equity	11.0	(26.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	9.0
Translation differences and Other	(516.0)	(170.0)
Deferred tax assets at end of period	3,377.0	3,183.0
Unrecognized deferred tax assets on temporary differences | Italy
Reconciliation of changes in deferred tax liability (asset) [abstract]
Allowance for corporate equity, deferred tax assets	1,298.0	1,215.0
Unrecognized deferred tax assets on temporary differences | United Kingdom
Reconciliation of changes in deferred tax liability (asset) [abstract]
Advanced corporate tax, deferred tax assets	26.0	26.0
Deferred tax assets arising on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	9,506.0	8,803.0
Recognized in Consolidated Income Statement	402.0	(469.0)
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	(2.0)
Translation differences and Other	35.0	(232.0)
Deferred tax assets at end of period	9,069.0	9,506.0
Unrecognized deferred tax assets on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	6,531.0	6,663.0
Recognized in Consolidated Income Statement	260.0	373.0
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	(3.0)
Translation differences and Other	(34.0)	(238.0)
Deferred tax assets at end of period	6,305.0	6,531.0
Total Net deferred tax assets/(liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(2,280.0)	(2,447.0)
Recognized in Consolidated Income Statement	(732.0)	680.0
Recognized in Equity	369.0	(303.0)
Transferred to Assets/(Liabilities) Held for Sale	(26.0)	(5.0)
Translation differences and Other	37.0	(205.0)
Deferred tax liability (asset) at end of period	€ (2,632.0)	€ (2,280.0)